Tema Listed Private Managers ETF
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 99.0%	Shares		Value
Capital Markets - 88.3% (a)
3i Group PLC	360		$ 11,029
Affiliated Managers Group, Inc.	277		83,889
Ares Management Corp. - Class A	963		123,746
Blackrock, Inc.	69		72,235
Blackstone, Inc.	962		112,525
Blue Owl Capital, Inc. - Class A	9,874		101,505
Bridgepoint Group PLC (b)	22,740		82,684
Brookfield Asset Management Ltd. - Class A	2,407		116,980
Brookfield Corp. – Class A	2,979		135,813
Carlyle Group, Inc.	2,313		105,080
Cohen & Steers, Inc.	1,029		71,824
CVC Capital Partners PLC (b)	5,120		82,055
EQT AB	3,797		131,391
Gimv NV	210		11,892
Hamilton Lane, Inc. - Class A	1,303		113,530
ICG PLC	4,527		113,821
KKR & Co., Inc.	1,241		119,062
Molten Ventures PLC (c)	4,928		39,089
Onex Corp.	704		56,212
Partners Group Holding AG	103		109,156
StepStone Group, Inc. - Class A	2,501		123,324
Tikehau Capital SCA	550		11,496
TPG, Inc. – Class A	2,739		116,599
			2,044,937

Financial Services - 10.2%
Apollo Global Management, Inc.	1,039		133,730
Eurazeo SE	211		11,444
Kinnevik AB (c)	1,969		12,053
Sofina SA	233		60,605
Wendel SE	195		19,731
			237,563

Metals & Mining - 0.5%
Wheaton Precious Metals Corp.	92		12,199
TOTAL COMMON STOCKS (Cost $2,636,713)			2,294,699

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.8%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.56% (d)	17,562		17,562
TOTAL MONEY MARKET FUNDS (Cost $17,562)			17,562

TOTAL INVESTMENTS - 99.8% (Cost $2,654,275)			2,312,261
Other Assets in Excess of Liabilities - 0.2%		0.00151	3,497
TOTAL NET ASSETS - 100.0%			$ 2,315,758

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2026, the value of these securities total $164,739 or 7.1% of the Fund’s net assets.

(c)	Non-income producing security.
(d)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Tema ETF Trust
Tema Listed Private Managers ETF
Notes to Quarterly Schedule of Investments
May 31, 2026 (Unaudited)

Investment Valuation
The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).
The three levels defined by the hierarchy are as follows:
• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 2,294,699	$ –	$ –	$ 2,294,699
Money Market Funds	17,562	–	–	17,562
Total Investments	$ 2,312,261	$ –	$ –	$ 2,312,261

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of May 31, 2026
(% of Net Assets)
United States	$ 1,411,591	61.0%
United Kingdom	246,623	10.7
Canada	204,224	8.8
Sweden	143,444	6.2
Switzerland	109,156	4.7
Luxembourg	82,055	3.5
Belgium	72,497	3.1
France	42,671	1.8
Other Assets in Excess of Liabilities	3,497	0.2
	$ 2,315,758	100.0%

Sector Classification as of May 31, 2026
(% of Net Assets)
Financials	$ 2,282,500	98.6%
Materials	12,199	0.5
Money Market Funds	17,562	0.8
Other Assets in Excess of Liabilities	3,497	0.1
	$ 2,315,758	100.0%